Fair Value Measurements - Summary of Fair Value of The Derivative Warrant Liabilities (Detail) - USD ($)		1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended
	Aug. 17, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ (43,100,000)	$ 0	$ 0	$ 8,428,000		$ (574,660)	$ (574,660)	$ 34,383,990	$ (22,411,660)
Warrants [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities - Beginning Balance		$ 0		13,489,000	$ 22,003,330		$ 0	22,003,330	0
Issuance of Public and Private Warrants - Level 3									43,100,000
Change in fair value of derivative warrant liabilities				(3,061,330)	(8,514,330)				7,270,000
Transfers of Public Warrants to Level 1 measurement									(28,366,670)
Derivative warrant liabilities - Ending Balance				$ 10,427,670	$ 13,489,000			$ 10,427,670	$ 22,003,330